Document and Entity Information	Dec. 07, 2022
Details
Registrant CIK	0001673431
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	IA ENERGY CORP.
Entity Incorporation, State or Country Code	WY
Entity File Number	333-220706
Entity Tax Identification Number	81-1002497
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	310
Local Phone Number	891-1059
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false